Quarterly Holdings Report
for
Fidelity® Growth Company Fund
February 29, 2024
GCF-NPRT1-0424
1.797941.120
Common Stocks - 97.9%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 9.7%
Diversified Telecommunication Services - 0.0%
Verizon Communications, Inc.	692	28
Entertainment - 1.0%
Netflix, Inc. (a)	901,862	543,751
Roblox Corp. (a)	532,385	21,242
Roku, Inc. Class A (a)	428,823	27,093
The Walt Disney Co.	240,198	26,801
		618,887
Interactive Media & Services - 8.3%
Alphabet, Inc.:
Class A (a)	16,313,949	2,258,829
Class C (a)	9,703,289	1,356,326
Epic Games, Inc. (a)(b)(c)	51,800	35,538
Meta Platforms, Inc. Class A	2,511,141	1,230,786
Snap, Inc. Class A (a)	6,470,645	71,307
		4,952,786
Media - 0.0%
Comcast Corp. Class A	69,374	2,973
The Trade Desk, Inc. (a)	54,476	4,654
		7,627
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc.	1,297,336	211,855
TOTAL COMMUNICATION SERVICES		5,791,183
CONSUMER DISCRETIONARY - 18.0%
Automobiles - 1.1%
Neutron Holdings, Inc. (a)(b)(c)	1,546,251	50
Rad Power Bikes, Inc. (a)(b)(c)	1,182,568	509
Rad Power Bikes, Inc. warrants 10/6/33 (a)(b)(c)	985,838	2,327
Rivian Automotive, Inc. (a)(d)	7,869,943	89,088
Tesla, Inc. (a)	2,796,845	564,627
		656,601
Broadline Retail - 6.9%
Amazon.com, Inc. (a)	21,909,999	3,872,811
Etsy, Inc. (a)	82,291	5,899
Ollie's Bargain Outlet Holdings, Inc. (a)	2,376,463	190,521
Ozon Holdings PLC ADR (a)(c)(d)	20,942	276
PDD Holdings, Inc. ADR (a)	87,812	10,936
		4,080,443
Diversified Consumer Services - 0.0%
Duolingo, Inc. (a)	53,294	12,737
Hotels, Restaurants & Leisure - 1.1%
Airbnb, Inc. Class A (a)	253,902	39,982
Booking Holdings, Inc.	78,783	273,285
Chipotle Mexican Grill, Inc. (a)	42,950	115,483
Dutch Bros, Inc. (a)(d)	532,298	15,506
Expedia, Inc. (a)	142,053	19,436
Marriott International, Inc. Class A	341,901	85,431
McDonald's Corp.	2,785	814
Penn Entertainment, Inc. (a)	2,340,001	42,822
Shake Shack, Inc. Class A (a)	63,632	6,765
Sonder Holdings, Inc.:
Stage 1 rights (a)(c)	53,749	1
Stage 2 rights (a)(c)	53,749	0
Stage 3 rights (a)(c)	53,749	0
Stage 4 rights (a)(c)	53,749	0
Stage 5:
rights (a)(c)	53,749	0
rights (a)(c)	53,748	0
Starbucks Corp.	416,499	39,526
Sweetgreen, Inc. Class A (a)	899,347	11,458
Zomato Ltd. (a)	9,483,800	18,929
		669,438
Household Durables - 0.4%
Garmin Ltd.	305,785	42,000
Lennar Corp. Class A	1,139,053	180,551
Purple Innovation, Inc. (d)	866,881	1,612
SharkNinja Hong Kong Co. Ltd.	222,889	12,036
Toll Brothers, Inc.	153,157	17,558
		253,757
Specialty Retail - 2.5%
Abercrombie & Fitch Co. Class A (a)	225,822	28,851
Dick's Sporting Goods, Inc.	172,178	30,629
Fanatics, Inc. Class A (a)(b)(c)	730,532	52,313
Five Below, Inc. (a)	75,287	15,109
Floor & Decor Holdings, Inc. Class A (a)	209,474	25,371
Foot Locker, Inc.	570,226	19,633
Lowe's Companies, Inc.	989,812	238,218
Revolve Group, Inc. (a)(d)	1,920,934	42,126
RH (a)	56,358	15,465
Ross Stores, Inc.	198,178	29,521
RumbleON, Inc. Class B (a)(d)	512,146	3,887
The Home Depot, Inc.	1,053,087	400,815
TJX Companies, Inc.	3,821,693	378,883
Wayfair LLC Class A (a)(d)	3,662,299	218,273
		1,499,094
Textiles, Apparel & Luxury Goods - 6.0%
Birkenstock Holding PLC (d)	334,472	16,727
Canada Goose Holdings, Inc. (a)(d)	1,486,727	20,255
Crocs, Inc. (a)	186,386	22,786
Deckers Outdoor Corp. (a)	693,043	620,682
Figs, Inc. Class A (a)(d)	391,866	2,049
Li Ning Co. Ltd.	1,688,238	4,209
lululemon athletica, Inc. (a)	4,585,106	2,141,657
NIKE, Inc. Class B	955,607	99,316
On Holding AG (a)(d)	4,876,894	170,789
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	6,622,376	409,329
Tory Burch LLC Class B (a)(b)(c)(e)	1,275,684	48,323
		3,556,122
TOTAL CONSUMER DISCRETIONARY		10,728,192
CONSUMER STAPLES - 2.7%
Beverages - 1.1%
Celsius Holdings, Inc. (a)	955,551	77,992
Constellation Brands, Inc. Class A (sub. vtg.)	1,087	270
Keurig Dr. Pepper, Inc.	2,072,919	62,001
Monster Beverage Corp.	2,870,258	169,632
PepsiCo, Inc.	626,646	103,610
The Coca-Cola Co.	4,009,441	240,647
		654,152
Consumer Staples Distribution & Retail - 0.8%
Costco Wholesale Corp.	349,960	260,332
Dollar General Corp.	135,590	19,703
Dollar Tree, Inc. (a)	66,506	9,755
Kroger Co. (d)	605,074	30,018
Maplebear, Inc. (NASDAQ)	142,397	4,634
Target Corp.	408,796	62,513
Walmart, Inc.	1,035,051	60,664
		447,619
Food Products - 0.2%
Bowery Farming, Inc. warrants (a)(b)(c)	70,915	293
Bunge Global SA	484,795	45,750
Kellanova	75,115	4,143
Mondelez International, Inc.	238,510	17,428
The Hershey Co.	108,783	20,443
The Real Good Food Co. LLC:
Class B (a)(c)	616,906	0
Class B unit (a)(f)	616,906	716
The Real Good Food Co., Inc. (a)	457,632	531
WK Kellogg Co. (d)	100,328	1,469
		90,773
Household Products - 0.2%
Church & Dwight Co., Inc. (d)	167,069	16,727
Colgate-Palmolive Co.	131,016	11,336
Procter & Gamble Co.	583,657	92,766
The Clorox Co.	56,620	8,680
		129,509
Personal Care Products - 0.1%
elf Beauty, Inc. (a)	141,614	29,531
Kenvue, Inc.	302,482	5,747
Oddity Tech Ltd.	116,224	4,902
Oddity Tech Ltd. (f)	158,671	6,693
Olaplex Holdings, Inc. (a)	244,352	454
The Beauty Health Co. (a)(d)(g)	4,280,384	14,254
The Beauty Health Co. (a)(b)(g)	2,884,717	9,606
		71,187
Tobacco - 0.3%
JUUL Labs, Inc. Class A (a)(b)(c)(h)	7,410,994	7,930
Philip Morris International, Inc.	2,067,796	186,019
		193,949
TOTAL CONSUMER STAPLES		1,587,189
ENERGY - 0.6%
Energy Equipment & Services - 0.1%
Baker Hughes Co. Class A	608,126	17,994
Halliburton Co.	1,316,091	46,155
		64,149
Oil, Gas & Consumable Fuels - 0.5%
Cameco Corp. (d)	1,748,320	70,859
EOG Resources, Inc.	33,591	3,845
EQT Corp.	365,573	13,581
Hess Corp.	351,871	51,285
Range Resources Corp.	2,609,722	82,519
Reliance Industries Ltd.	1,744,138	61,471
Valero Energy Corp.	174,090	24,627
		308,187
TOTAL ENERGY		372,336
FINANCIALS - 2.9%
Banks - 0.4%
Bank of America Corp.	2,350,292	81,132
HDFC Bank Ltd. sponsored ADR	1,136,804	60,819
JPMorgan Chase & Co.	301,987	56,188
Wells Fargo & Co.	297,582	16,543
		214,682
Capital Markets - 0.3%
3i Group PLC	432,918	13,526
BlackRock, Inc. Class A	115,820	93,969
Coinbase Global, Inc. (a)	230,023	46,823
		154,318
Financial Services - 2.2%
Ant International Co. Ltd. Class C (a)(b)(c)	1,755,314	3,142
Block, Inc. Class A (a)	278,257	22,113
Jio Financial Services Ltd.	2,337,738	8,742
MasterCard, Inc. Class A	1,144,624	543,422
PayPal Holdings, Inc. (a)	458,947	27,693
Saluda Medical, Inc. warrants 1/20/27 (a)(b)(c)	87,212	266
Toast, Inc. (a)(d)	2,275,355	52,333
Visa, Inc. Class A	2,378,014	672,122
		1,329,833
Insurance - 0.0%
Progressive Corp.	65,600	12,435
TOTAL FINANCIALS		1,711,268
HEALTH CARE - 12.1%
Biotechnology - 6.7%
4D Molecular Therapeutics, Inc. (a)	231,300	6,481
4D Pharma PLC (a)(c)(d)	2,425,264	510
AbbVie, Inc.	374,631	65,954
Absci Corp. (a)(d)	4,190,668	21,624
ACADIA Pharmaceuticals, Inc. (a)	1,548,556	35,988
Acelyrin, Inc.	599,713	5,068
Akouos, Inc. (CVR) (a)(c)	1,254,446	1,041
Alector, Inc. (a)	3,612,942	25,182
Allogene Therapeutics, Inc. (a)	2,074,057	10,184
Alnylam Pharmaceuticals, Inc. (a)	1,398,821	211,348
Amgen, Inc.	366,186	100,273
Annexon, Inc. (a)	1,813,286	10,100
Apellis Pharmaceuticals, Inc. (a)	287,931	17,843
Apogee Therapeutics, Inc. (d)	1,039,039	36,179
Arcellx, Inc. (a)	52,000	3,423
Argenx SE ADR (a)	636,385	241,833
Arrowhead Pharmaceuticals, Inc. (a)	487,972	15,664
Ascendis Pharma A/S sponsored ADR (a)	56,639	8,369
aTyr Pharma, Inc. (a)	2,087,401	4,008
Avidity Biosciences, Inc. (a)	2,258,001	41,321
Avidity Biosciences, Inc. (b)	628,400	10,369
AVROBIO, Inc. (b)(c)(h)	431,601	5,351
Beam Therapeutics, Inc. (a)(d)	794,811	31,387
BeiGene Ltd. ADR (a)(d)	476,449	78,924
Biomea Fusion, Inc. (a)(d)	1,628,315	28,496
BioNTech SE ADR (a)	43,209	3,844
BioXcel Therapeutics, Inc. (a)(d)	692,819	2,203
Cargo Therapeutics, Inc.	444,988	10,760
Caris Life Sciences, Inc. (a)(b)(c)	926,826	2,586
Century Therapeutics, Inc. (a)(d)	1,061,301	3,895
Cerevel Therapeutics Holdings (a)	1,132,812	46,445
Cibus, Inc. (a)	846,742	14,767
Codiak Biosciences, Inc. warrants 9/15/27 (a)(c)	380,700	0
CRISPR Therapeutics AG (a)(d)	654,588	55,129
Cyclerion Therapeutics, Inc. (a)	20,907	66
Cyclerion Therapeutics, Inc. (a)(b)	27,184	86
Day One Biopharmaceuticals, Inc. (a)(d)	520,507	8,708
Deverra Therapeutics, Inc. (a)(c)	59,780	0
Dianthus Therapeutics, Inc. (a)	292,115	7,230
Dianthus Therapeutics, Inc. (unlisted) (b)	555,946	13,072
Disc Medicine, Inc. rights (a)(c)	128,509	0
Dyne Therapeutics, Inc. (a)	575,200	15,473
Foghorn Therapeutics, Inc. (a)	930,507	7,193
Generation Bio Co. (a)	1,851,176	4,646
Geron Corp. (a)	965,103	1,930
Ideaya Biosciences, Inc. (a)	2,848,000	127,306
Idorsia Ltd. (a)(d)	623,409	1,573
Immunocore Holdings PLC ADR (a)	703,638	47,299
Immunome, Inc. (a)	1,245,865	30,150
Immunovant, Inc. (a)	2,378,322	84,121
Intarcia Therapeutics, Inc. warrants 12/6/24 (a)(c)	156,370	0
Invivyd, Inc. (a)	2,594,248	10,195
Ionis Pharmaceuticals, Inc. (a)	7,001,482	316,537
Janux Therapeutics, Inc. (a)	1,131,349	54,735
Kineta, Inc. (a)	2,885	2
Korro Bio, Inc. (b)	58,740	2,837
Korro Bio, Inc. (o)	138,388	6,350
Krystal Biotech, Inc. (a)	645,500	102,938
Kymera Therapeutics, Inc. (a)	1,037,220	44,289
Legend Biotech Corp. ADR (a)	1,795,700	117,008
Lyell Immunopharma, Inc. (a)(d)	892,026	2,605
Moderna, Inc. (a)	1,021,019	94,179
Monte Rosa Therapeutics, Inc. (a)	664,621	4,207
Moonlake Immunotherapeutics (a)(d)	252,734	12,192
Morphic Holding, Inc. (a)	1,473,156	54,433
Nuvalent, Inc. Class A (a)	1,696,902	142,743
Omega Therapeutics, Inc. (a)(d)	1,988,795	8,174
ORIC Pharmaceuticals, Inc. (a)	756,886	9,643
Poseida Therapeutics, Inc. (a)	3,283,387	13,002
Prothena Corp. PLC (a)	2,340,265	64,568
RAPT Therapeutics, Inc. (a)	1,525,638	13,075
Recursion Pharmaceuticals, Inc. (a)(d)	1,450,395	19,522
Regeneron Pharmaceuticals, Inc. (a)	274,423	265,117
Relay Therapeutics, Inc. (a)	157,839	1,582
Revolution Medicines, Inc. (a)	960,847	28,326
Roivant Sciences Ltd. (a)	10,901,291	124,711
Sage Therapeutics, Inc. (a)	1,614,491	34,679
Sagimet Biosciences, Inc. (d)	204,181	1,252
Sana Biotechnology, Inc. (a)(d)	4,809,064	48,283
Scholar Rock Holding Corp. (a)	2,247,027	34,829
Scholar Rock Holding Corp. warrants 12/31/25 (a)(b)	167,100	1,520
Seres Therapeutics, Inc. (a)(d)	5,850,200	6,669
Shattuck Labs, Inc. (a)	1,381,763	12,063
Sigilon Therapeutics, Inc. rights (a)(c)	28,234	214
SpringWorks Therapeutics, Inc. (a)	3,445,862	169,743
Spyre Therapeutics, Inc. (a)	695,540	19,086
Spyre Therapeutics, Inc. (b)	366,184	9,546
Summit Therapeutics, Inc. (a)(d)	474,300	2,153
Tango Therapeutics, Inc. (b)	543,718	6,052
Tango Therapeutics, Inc. (a)	1,006,892	11,207
Taysha Gene Therapies, Inc. (a)(d)	3,625,576	11,457
Tourmaline Bio, Inc. (d)	84,589	3,284
Turnstone Biologics Corp.	226,221	1,032
UNITY Biotechnology, Inc. warrants 8/22/27 (a)	1,878,125	18
Vaxcyte, Inc. (a)	994,148	73,388
Vera Therapeutics, Inc. (a)	865,771	40,760
Vertex Pharmaceuticals, Inc. (a)	261,808	110,153
Verve Therapeutics, Inc. (a)(d)	408,044	6,957
Viking Therapeutics, Inc. (a)	3,438,833	264,962
Vor Biopharma, Inc. (a)	1,462,700	3,364
WuXi XDC Cayman, Inc.	439,079	1,021
Zai Lab Ltd. ADR (a)(d)	130,611	2,740
Zealand Pharma A/S (a)	795,910	76,631
Zentalis Pharmaceuticals, Inc. (a)	909,791	13,565
		3,985,000
Health Care Equipment & Supplies - 0.9%
Abbott Laboratories	81,637	9,685
Blink Health LLC Series A1 (a)(b)(c)	173,460	8,225
Boston Scientific Corp. (a)	111,443	7,379
DexCom, Inc. (a)	201,454	23,181
Inspire Medical Systems, Inc. (a)	43,267	7,747
Insulet Corp. (a)	293,026	48,056
Intuitive Surgical, Inc. (a)	619,247	238,782
Medical Microinstruments, Inc. warrants 2/16/31 (a)(b)(c)	11,774	0
Novocure Ltd. (a)	5,277,740	80,802
Outset Medical, Inc. (a)	1,368,863	4,312
Penumbra, Inc. (a)	9,520	2,236
Presbia PLC (a)(c)(g)	1,099,338	0
PROCEPT BioRobotics Corp. (a)	1,262,134	61,012
Shockwave Medical, Inc. (a)	285,106	74,376
		565,793
Health Care Providers & Services - 0.8%
Alignment Healthcare, Inc. (a)	1,523,116	9,139
Guardant Health, Inc. (a)	316,587	6,015
Humana, Inc.	62,735	21,977
McKesson Corp.	69,613	36,297
The Oncology Institute, Inc. (a)(b)	1,815,080	3,412
UnitedHealth Group, Inc.	814,712	402,142
		478,982
Health Care Technology - 0.0%
DNA Script (a)(b)(c)	463	52
DNA Script (a)(b)(c)	1,769	199
		251
Life Sciences Tools & Services - 0.4%
10X Genomics, Inc. (a)	143,252	6,681
10X Genomics, Inc. Class B (a)(f)	1,995,040	93,049
Danaher Corp.	78,258	19,810
Gerresheimer AG	60,890	7,134
Thermo Fisher Scientific, Inc.	118,713	67,688
WuXi AppTec Co. Ltd. (H Shares) (f)	1,069,036	6,649
Wuxi Biologics (Cayman), Inc. (a)(f)	5,381,727	12,747
		213,758
Pharmaceuticals - 3.3%
Adimab LLC (b)(c)(e)	3,162,765	60,440
Adimab LLC (a)(b)(c)(e)	3,162,765	20,178
Agomab Therapeutics SA warrants 10/10/33 (a)(b)(c)	10	0
Alto Neuroscience, Inc. (d)	416,300	6,411
Arvinas Holding Co. LLC (a)	173,345	7,970
Atea Pharmaceuticals, Inc. (a)	694,034	2,991
Bristol-Myers Squibb Co.	333,336	16,917
Dragonfly Therapeutics, Inc. (a)(b)(c)	481,725	8,738
Eli Lilly & Co.	1,597,207	1,203,783
Fulcrum Therapeutics, Inc. (a)	859,224	8,773
GH Research PLC (a)	811,652	7,207
Harmony Biosciences Holdings, Inc. (a)(d)	1,753,475	56,287
Intra-Cellular Therapies, Inc. (a)	2,968,827	206,393
Merck & Co., Inc.	165,562	21,051
Neumora Therapeutics, Inc. (d)	512,561	9,036
Novo Nordisk A/S Series B sponsored ADR	1,429,561	171,219
Nuvation Bio, Inc. (a)	8,198,174	15,331
OptiNose, Inc. (a)	4,772,288	8,495
OptiNose, Inc. warrants (a)	692,946	377
Pfizer, Inc.	83,691	2,223
Pharvaris BV (a)	858,368	19,691
Pliant Therapeutics, Inc. (a)(d)	1,347,226	21,380
Sienna Biopharmaceuticals, Inc. (a)(c)	1,396,602	0
Skyhawk Therapeutics, Inc. (a)(b)(c)	603,195	6,931
Structure Therapeutics, Inc. ADR	92,563	3,755
UCB SA	800,936	92,192
		1,977,769
TOTAL HEALTH CARE		7,221,553
INDUSTRIALS - 4.1%
Aerospace & Defense - 0.8%
AeroVironment, Inc. (a)	69,544	8,817
Lockheed Martin Corp.	130,306	55,802
Space Exploration Technologies Corp. Class A (a)(b)(c)	3,564,816	345,787
The Boeing Co. (a)	362,660	73,881
		484,287
Air Freight & Logistics - 0.0%
Delhivery Private Ltd. (a)	2,269,100	12,950
United Parcel Service, Inc. Class B	93,861	13,916
		26,866
Building Products - 0.0%
Builders FirstSource, Inc. (a)	65,400	12,765
Commercial Services & Supplies - 0.0%
Veralto Corp.	25,451	2,199
Construction & Engineering - 0.2%
Fluor Corp. (a)	1,376,831	50,667
Quanta Services, Inc.	158,736	38,336
		89,003
Electrical Equipment - 0.8%
Eaton Corp. PLC	947,575	273,849
Emerson Electric Co.	552,023	58,984
Fluence Energy, Inc. (a)(d)	95,709	1,463
Generac Holdings, Inc. (a)	418,535	47,089
Nextracker, Inc. Class A	169,919	9,556
NuScale Power Corp. (a)(d)	822,987	2,551
Schneider Electric SA	227,700	51,754
Vertiv Holdings Co.	452,318	30,586
		475,832
Ground Transportation - 1.4%
Avis Budget Group, Inc. (d)	1,301,949	140,663
Bird Global, Inc.:
Stage 1 rights (a)(c)	5,332	0
Stage 2 rights (a)(c)	5,332	0
Stage 3 rights (a)(c)	5,332	0
Hertz Global Holdings, Inc. (a)(d)	116,998	918
Lyft, Inc. (a)	2,244,710	35,646
Old Dominion Freight Lines, Inc.	46,700	20,664
Uber Technologies, Inc. (a)	6,353,692	505,119
Union Pacific Corp.	499,881	126,815
		829,825
Industrial Conglomerates - 0.1%
General Electric Co.	191,860	30,101
Honeywell International, Inc.	92,387	18,360
		48,461
Machinery - 0.4%
Caterpillar, Inc.	394,041	131,594
Deere & Co.	188,420	68,783
Illinois Tool Works, Inc.	138,800	36,386
Ingersoll Rand, Inc.	185,266	16,920
		253,683
Passenger Airlines - 0.4%
Delta Air Lines, Inc.	1,328,492	56,155
Ryanair Holdings PLC sponsored ADR	22,863	3,161
Southwest Airlines Co. (d)	1,877,985	64,359
United Airlines Holdings, Inc. (a)	1,077,476	49,014
Wheels Up Experience, Inc.:
rights (a)(c)	80,889	1
rights (a)(c)	80,889	0
rights (a)(c)	80,890	0
Wizz Air Holdings PLC (a)(f)	1,569,284	42,332
		215,022
Professional Services - 0.0%
LegalZoom.com, Inc. (a)	624,312	7,741
Paylocity Holding Corp. (a)	76,276	12,861
		20,602
TOTAL INDUSTRIALS		2,458,545
INFORMATION TECHNOLOGY - 47.3%
Communications Equipment - 0.7%
Arista Networks, Inc. (a)	611,984	169,850
Ciena Corp. (a)	2,880,052	164,105
Infinera Corp. (a)	10,477,087	52,595
		386,550
Electronic Equipment, Instruments & Components - 0.0%
Coherent Corp. (a)	160,265	9,533
TE Connectivity Ltd.	12,136	1,742
		11,275
IT Services - 1.5%
Accenture PLC Class A	400,694	150,172
Akamai Technologies, Inc. (a)	67,400	7,476
Cloudflare, Inc. (a)	3,713,749	365,953
IBM Corp.	482,226	89,226
Kyndryl Holdings, Inc. (a)	303,700	6,672
MongoDB, Inc. Class A (a)	89,286	39,963
Okta, Inc. (a)	459,875	49,345
Shopify, Inc. Class A (a)	1,936,568	147,959
Snowflake, Inc. (a)	292,940	55,155
Twilio, Inc. Class A (a)	44,417	2,647
X Holdings Corp. Class A (b)(c)	90,280	2,424
		916,992
Semiconductors & Semiconductor Equipment - 20.0%
Advanced Micro Devices, Inc. (a)	2,535,753	488,209
Allegro MicroSystems LLC (a)	279,270	8,794
Applied Materials, Inc.	1,372,203	276,664
Arm Holdings Ltd. ADR (d)	274,872	38,768
ASML Holding NV (depository receipt)	69,159	65,817
Broadcom, Inc.	141,100	183,499
Cirrus Logic, Inc. (a)	883,378	81,112
Enphase Energy, Inc. (a)	93,466	11,871
First Solar, Inc. (a)	642,535	98,880
GlobalFoundries, Inc. (a)	342,566	18,728
Impinj, Inc. (a)	473,458	51,711
Intel Corp.	791	34
KLA Corp.	173,759	118,556
Lam Research Corp.	58,084	54,497
Lattice Semiconductor Corp. (a)	210,836	16,152
Marvell Technology, Inc.	3,100,882	222,209
Micron Technology, Inc.	547,733	49,630
Monolithic Power Systems, Inc.	113,740	81,897
NVIDIA Corp.	12,002,050	9,495,057
ON Semiconductor Corp. (a)	727,142	57,386
Qualcomm, Inc.	449,673	70,954
Silicon Laboratories, Inc. (a)	1,556,078	214,023
SiTime Corp. (a)	582,611	53,892
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	421,415	54,223
Teradyne, Inc.	211,993	21,960
Texas Instruments, Inc.	419,971	70,274
Wolfspeed, Inc. (a)(d)	366,330	9,532
Xsight Labs Ltd. warrants 1/11/34 (a)(b)(c)	60,209	110
		11,914,439
Software - 14.6%
Adobe, Inc. (a)	706,171	395,653
ASAPP, Inc. warrants 8/28/28 (a)(b)(c)	1,007,060	2,367
Atlassian Corp. PLC (a)	23,525	4,880
Autodesk, Inc. (a)	349,558	90,245
Bill Holdings, Inc. (a)	99,477	6,300
Clear Secure, Inc. (d)	2,353	45
Confluent, Inc. (a)	1,511,396	51,191
CoreWeave, Inc. (b)(c)	102,051	37,162
Crowdstrike Holdings, Inc. (a)	448,293	145,314
Datadog, Inc. Class A (a)	316,762	41,642
DocuSign, Inc. (a)	69,700	3,713
Elastic NV (a)	199,421	26,685
Freshworks, Inc. (a)	1,261,412	25,783
HubSpot, Inc. (a)	199,340	123,354
Intuit, Inc.	270,207	179,118
Microsoft Corp.	10,748,557	4,446,033
Nutanix, Inc. Class A (a)(g)	12,233,600	772,674
Oracle Corp.	3,604,858	402,591
Palantir Technologies, Inc. (a)	1,257,576	31,540
Palo Alto Networks, Inc. (a)	256,016	79,506
Pine Labs Private Ltd. (a)(b)(c)	4,120	1,393
PTC, Inc. (a)	22,597	4,135
RingCentral, Inc. (a)	131,584	4,398
Salesforce, Inc.	3,788,106	1,169,843
Samsara, Inc. (a)	424,153	14,654
SentinelOne, Inc. (a)(d)	240,043	6,762
ServiceNow, Inc. (a)	462,288	356,581
Stripe, Inc. Class B (a)(b)(c)	205,500	5,218
UiPath, Inc. Class A (a)	4,948,920	117,537
Workday, Inc. Class A (a)	192,468	56,713
Zoom Video Communications, Inc. Class A (a)	728,987	51,561
Zscaler, Inc. (a)	271,991	65,814
		8,720,405
Technology Hardware, Storage & Peripherals - 10.5%
Apple, Inc.	30,221,841	5,462,598
Pure Storage, Inc. Class A (a)	14,521,843	764,575
Samsung Electronics Co. Ltd. (a)	360,225	19,799
Seagate Technology Holdings PLC	161,100	14,990
Super Micro Computer, Inc. (a)	6,500	5,630
		6,267,592
TOTAL INFORMATION TECHNOLOGY		28,217,253
MATERIALS - 0.4%
Chemicals - 0.1%
Albemarle Corp. (d)	118,060	16,275
Corteva, Inc.	1,021,440	54,667
Farmers Business Network, Inc. (a)(c)	158,470	344
Farmers Business Network, Inc. warrants 9/27/33 (a)(b)(c)	739,310	1,597
		72,883
Metals & Mining - 0.3%
Barrick Gold Corp. (Canada)	910,628	13,279
Freeport-McMoRan, Inc.	4,205,158	158,997
		172,276
TOTAL MATERIALS		245,159
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
American Tower Corp.	218,788	43,508
Equinix, Inc.	14,849	13,198
		56,706
TOTAL COMMON STOCKS (Cost $18,887,907)		58,389,384

Preferred Stocks - 2.0%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 1.9%
COMMUNICATION SERVICES - 0.2%
Interactive Media & Services - 0.2%
ByteDance Ltd. Series E1 (a)(b)(c)	403,450	89,215
Reddit, Inc.:
Series B(a)(b)(c)	384,303	11,249
Series E(a)(b)(c)	24,203	708
Series F(a)(b)(c)	114,996	3,366
		104,538
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(b)(c)	154,174	66
Series C(a)(b)(c)	606,658	449
Series D(a)(b)(c)	1,071,300	1,157
		1,672
Broadline Retail - 0.0%
Meesho Series F (a)(b)(c)	309,354	15,805

Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (a)(b)(c)	7,000	1,759
MOD Super Fast Pizza Holdings LLC Series 3 (a)(b)(c)(e)	82,137	18,961
		20,720
Textiles, Apparel & Luxury Goods - 0.1%
Canva, Inc.:
Series A(b)(c)	3,369	3,594
Series A2(b)(c)	611	652
Freenome, Inc.:
Series C(a)(b)(c)	900,884	6,369
Series D(a)(b)(c)	502,404	3,738
Laronde, Inc. Series B (a)(b)(c)	344,496	9,646
		23,999
TOTAL CONSUMER DISCRETIONARY		62,196

CONSUMER STAPLES - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands, Inc.:
Series G(a)(b)(c)	125,688	6,116
Series H(a)(b)(c)	104,311	6,389
		12,505
Food Products - 0.0%
AgBiome LLC:
Series C(a)(b)(c)	1,060,308	0
Series D(a)(b)(c)	852,431	298
Bowery Farming, Inc.:
Series C1(a)(b)(c)	130,916	1,042
Series D1(b)(c)	70,915	377
		1,717
Tobacco - 0.0%
JUUL Labs, Inc. Series E (a)(b)(c)	22,033	24

TOTAL CONSUMER STAPLES		14,246

FINANCIALS - 0.1%
Financial Services - 0.1%
Akeana Series C (b)(c)	372,100	4,733
Kartos Therapeutics, Inc. Series C (b)(c)	1,226,990	7,190
Paragon Biosciences Emalex Capital, Inc.:
Series B(a)(b)(c)	416,094	4,856
Series C(a)(b)(c)	559,977	6,619
Series D1(a)(b)(c)	754,242	8,938
Series D2(a)(b)(c)	138,091	1,555
Saluda Medical, Inc.:
Series D(b)(c)	581,414	7,157
Series E(b)(c)	799,565	6,900
Tenstorrent Holdings, Inc. Series C1 (b)(c)	178,216	10,791
		58,739
HEALTH CARE - 0.6%
Biotechnology - 0.5%
Altos Labs, Inc. Series B (a)(b)(c)	485,428	10,689
Ankyra Therapeutics Series B (a)(b)(c)	1,356,730	5,983
Asimov, Inc. Series B (a)(b)(c)	82,174	3,933
Bright Peak Therapeutics AG Series B (a)(b)(c)	1,272,915	2,113
Caris Life Sciences, Inc. Series D (a)(b)(c)	1,235,035	3,446
Castle Creek Biosciences, Inc.:
Series B(a)(b)(c)	16,803	3,298
Series C(a)(b)(c)	13,100	3,053
Series D1(a)(b)(c)	19,720	4,159
Series D2(a)(b)(c)	6,341	1,189
Cellanome, Inc. Series B (b)(c)	1,040,007	7,769
Cleerly, Inc. Series C (a)(b)(c)	983,054	10,587
Deep Genomics, Inc. Series C (a)(b)(c)	682,293	7,471
Element Biosciences, Inc.:
Series B(a)(b)(c)	1,096,312	13,145
Series C(a)(b)(c)	480,109	5,757
ElevateBio LLC Series C (a)(b)(c)	1,534,100	5,323
Fog Pharmaceuticals, Inc.:
Series D(a)(b)(c)	883,504	5,398
Series E(b)(c)	491,048	3,059
Generate Biomedicines:
Series B(a)(b)(c)	820,747	9,726
Series C(b)(c)	265,648	3,148
Genesis Therapeutics, Inc. Series B (b)(c)	1,654,854	8,456
Inscripta, Inc.:
Series D(a)(b)(c)	1,690,173	4,631
Series E(a)(b)(c)	1,086,476	3,716
Intarcia Therapeutics, Inc.:
Series CC(a)(b)(c)	1,051,411	0
Series DD(a)(b)(c)	1,543,687	0
LifeMine Therapeutics, Inc. Series C (a)(b)(c)	7,794,524	16,135
National Resilience, Inc.:
Series B(a)(b)(c)	1,277,345	61,440
Series C(a)(b)(c)	379,000	18,230
Odyssey Therapeutics, Inc.:
Series B(a)(b)(c)	1,298,749	7,896
Series C(b)(c)	990,319	5,368
Quell Therapeutics Ltd. Series B (a)(b)(c)	3,870,630	7,819
Rapport Therapeutics, Inc. Series B (b)(c)	4,419,398	8,043
SalioGen Therapeutics, Inc. Series B (a)(b)(c)	51,683	3,463
Sonoma Biotherapeutics, Inc.:
Series B(a)(b)(c)	2,497,760	7,443
Series B1(a)(b)(c)	1,332,116	4,463
T-Knife Therapeutics, Inc. Series B (a)(b)(c)	995,165	4,190
Treeline Biosciences:
Series A(a)(b)(c)	1,347,260	11,034
Series A1(a)(b)(c)	464,216	3,895
		285,468
Health Care Equipment & Supplies - 0.1%
Blink Health LLC Series C (a)(b)(c)	927,374	43,976
Kardium, Inc. Series D6 (a)(b)(c)	5,899,008	4,542
Medical Microinstruments, Inc. Series C (b)(c)	212,985	7,100
		55,618
Health Care Providers & Services - 0.0%
Boundless Bio, Inc.:
Series B(a)(b)(c)	2,899,016	2,725
Series C(b)(c)	7,224,897	5,274
Conformal Medical, Inc.:
Series C(a)(b)(c)	1,067,180	4,888
Series D(b)(c)	82,803	437
Scorpion Therapeutics, Inc. Series B (a)(b)(c)	1,325,354	2,041
		15,365
Health Care Technology - 0.0%
Aledade, Inc.:
Series B1(a)(b)(c)	101,470	4,775
Series E1(a)(b)(c)	66,006	3,106
DNA Script:
Series B(a)(b)(c)	22	3
Series C(a)(b)(c)	10,882	4,160
Omada Health, Inc. Series E (a)(b)(c)	2,558,060	10,207
PrognomIQ, Inc.:
Series A5(a)(b)(c)	372,687	652
Series B(a)(b)(c)	1,111,446	2,723
Series C(a)(b)(c)	290,995	806
Wugen, Inc. Series B (a)(b)(c)	493,529	2,793
		29,225
Pharmaceuticals - 0.0%
Agomab Therapeutics SA Series C (b)(c)	36,687	9,111
Galvanize Therapeutics Series B (a)(b)(c)	4,342,265	4,473
		13,584
TOTAL HEALTH CARE		399,260

INDUSTRIALS - 0.4%
Aerospace & Defense - 0.4%
Space Exploration Technologies Corp. Series G (a)(b)(c)	216,276	209,788

Construction & Engineering - 0.0%
Beta Technologies, Inc.:
Series A(a)(b)(c)	54,111	6,155
Series B, 6.00%(a)(b)(c)	71,156	8,978
		15,133
TOTAL INDUSTRIALS		224,921

INFORMATION TECHNOLOGY - 0.4%
Electronic Equipment, Instruments & Components - 0.1%
Enevate Corp. Series E (a)(b)(c)	4,067,736	3,417
Menlo Micro, Inc. Series C (a)(b)(c)	4,423,488	3,096
VAST Data Ltd.:
Series A(b)(c)	318,221	4,812
Series A1(b)(c)	783,248	11,843
Series A2(b)(c)	900,985	13,623
Series B(b)(c)	716,925	10,840
Series C(b)(c)	20,899	316
Series E(b)(c)	685,070	10,358
		58,305
Semiconductors & Semiconductor Equipment - 0.1%
Alif Semiconductor Series C (a)(b)(c)	190,608	3,631
Astera Labs, Inc.:
Series A(a)(b)(c)	158,297	3,359
Series B(a)(b)(c)	26,953	572
Series C(a)(b)(c)	905,500	19,215
Series D(a)(b)(c)	537,314	11,402
Retym, Inc. Series C (b)(c)	666,292	5,577
SiMa.ai:
Series B(a)(b)(c)	1,596,216	10,870
Series B1(a)(b)(c)	106,922	833
Xsight Labs Ltd.:
Series D(a)(b)(c)	787,863	4,042
Series D1(b)(c)	200,698	1,487
		60,988
Software - 0.2%
ASAPP, Inc. Series D (b)(c)	1,755,238	4,950
Bolt Technology OU Series E (a)(b)(c)	72,621	8,490
Databricks, Inc.:
Series G(a)(b)(c)	250,296	20,537
Series H(a)(b)(c)	273,171	22,414
Dataminr, Inc. Series D (a)(b)(c)	1,773,901	22,617
Evozyne, Inc.:
Series A(a)(b)(c)	444,700	7,515
Series B(b)(c)	247,942	4,242
Skyryse, Inc. Series B (a)(b)(c)	568,445	11,545
Stripe, Inc. Series H (a)(b)(c)	88,200	2,239
		104,549
Technology Hardware, Storage & Peripherals - 0.0%
Lightmatter, Inc.:
Series C(b)(c)	407,933	8,905
Series C2(b)(c)	64,075	1,660
		10,565
TOTAL INFORMATION TECHNOLOGY		234,407

MATERIALS - 0.1%
Chemicals - 0.0%
Farmers Business Network, Inc. Series G (a)(b)(c)	28,363	62

Metals & Mining - 0.1%
Diamond Foundry, Inc. Series C (a)(b)(c)	1,704,625	42,684

TOTAL MATERIALS		42,746

UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials:
Series C(a)(b)(c)	80,057	3,185
Series D(b)(c)	18,751	746
		3,931
TOTAL CONVERTIBLE PREFERRED STOCKS		1,144,984
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc. Series 1D (a)(b)(c)	17,893,728	583
Waymo LLC Series A2 (a)(b)(c)	44,767	2,332
		2,915
FINANCIALS - 0.1%
Financial Services - 0.1%
Circle Internet Financial Ltd. Series E (a)(b)(c)	604,608	16,058

HEALTH CARE - 0.0%
Biotechnology - 0.0%
Castle Creek Biosciences, Inc. Series A4 (a)(b)(c)	46,864	9,545

Pharmaceuticals - 0.0%
Faraday Pharmaceuticals, Inc. Series B (a)(b)(c)	641,437	712

TOTAL HEALTH CARE		10,257

INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Pine Labs Private Ltd.:
Series 1(a)(b)(c)	9,846	3,328
Series A(a)(b)(c)	2,460	831
Series B(a)(b)(c)	2,677	905
Series B2(a)(b)(c)	2,165	732
Series C(a)(b)(c)	4,028	1,361
Series C1(a)(b)(c)	848	287
Series D(a)(b)(c)	907	307
		7,751
TOTAL NONCONVERTIBLE PREFERRED STOCKS		36,981
TOTAL PREFERRED STOCKS (Cost $1,083,351)		1,181,965

Corporate Bonds - 0.0%
	Principal Amount (i) (000s)	Value ($) (000s)
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
4% 5/22/27(b)(c)	3,596	4,873
4% 6/12/27(b)(c)	743	1,007
5.5% 10/29/26(b)(c)(j)	8,140	8,384
		14,264
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Galvanize Therapeutics 6% 2/28/27 (b)(c)	2,719	2,720

INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Evozyne, Inc. 6% 9/13/28 pay-in-kind (b)(c)	3,911	4,196

MATERIALS - 0.0%
Chemicals - 0.0%
Farmers Business Network, Inc. 15% 9/28/25 (b)(c)	739	980

TOTAL CONVERTIBLE BONDS		22,160
Nonconvertible Bonds - 0.0%
FINANCIALS - 0.0%
Financial Services - 0.0%
Ant International Co. Ltd. 3.55% 8/14/24 (b)(c)	945	946

TOTAL CORPORATE BONDS (Cost $20,793)		23,106

Preferred Securities - 0.0%
	Principal Amount (i) (000s)	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Rad Power Bikes, Inc. 8% 12/31/25 (b)(c)	986	1,810
FINANCIALS - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings, Inc. 5% 11/6/25 (b)(c)	3,060	3,297
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics, Inc. 6% (b)(c)(k)	13,682	0
Health Care Equipment & Supplies - 0.0%
Kardium, Inc. 0% (b)(c)(l)	8,368	6,343
TOTAL HEALTH CARE		6,343
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp. 6% (b)(c)(l)	212	220
TOTAL PREFERRED SECURITIES (Cost $26,308)		11,670

Money Market Funds - 1.2%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (m)	67,129,471	67,143
Fidelity Securities Lending Cash Central Fund 5.39% (m)(n)	657,040,148	657,106
TOTAL MONEY MARKET FUNDS (Cost $724,245)		724,249

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $20,742,604)	60,330,374
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(664,304)
NET ASSETS - 100.0%	59,666,070

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,932,690,000 or 3.2% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $162,186,000 or 0.3% of net assets.

(g)	Affiliated company
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Amount is stated in United States dollars unless otherwise noted.
(j)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(k)	Non-income producing - Security is in default.
(l)	Security is perpetual in nature with no stated maturity date.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(n)	Investment made with cash collateral received from securities on loan.
(o)
Equity security is subject to lock-up or market standoff agreement and valued at a discount to the market price of the equivalent equity security. As of period end, the total fair value of equity securities discounted due to contractual sale restrictions is $6,350 and all restrictions are set to expire on or before  May 31, 2024.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Adimab LLC	9/17/14 - 6/05/15	48,312

AgBiome LLC Series C	6/29/18	6,716

AgBiome LLC Series D	9/03/21	5,053

Agomab Therapeutics SA warrants 10/10/33	10/03/23	0

Agomab Therapeutics SA Series C	10/03/23	8,010

Akeana Series C	1/23/24	4,748

Aledade, Inc. Series B1	5/07/21	3,885

Aledade, Inc. Series E1	5/20/22	3,288

Alif Semiconductor Series C	3/08/22	3,869

Altos Labs, Inc. Series B	7/22/22	9,295

Ankyra Therapeutics Series B	8/26/21	7,641

Ant International Co. Ltd. Class C	5/16/18	6,690

Ant International Co. Ltd. 3.55% 8/14/24	8/14/23	945

ASAPP, Inc. warrants 8/28/28	8/29/23	0

ASAPP, Inc. Series D	8/29/23	6,778

Asimov, Inc. Series B	10/29/21	7,616

Astera Labs, Inc. Series A	5/17/22	3,220

Astera Labs, Inc. Series B	5/17/22	548

Astera Labs, Inc. Series C	8/24/21	6,088

Astera Labs, Inc. Series D	5/17/22	10,928

Avidity Biosciences, Inc.	2/29/24	10,369

AVROBIO, Inc.	1/30/24	5,351

Beta Technologies, Inc. Series A	4/09/21	3,965

Beta Technologies, Inc. Series B, 6.00%	4/04/22	7,341

Blink Health LLC Series A1	12/30/20	4,699

Blink Health LLC Series C	11/07/19 - 7/14/21	35,402

Bolt Technology OU Series E	1/03/22	18,867

Boundless Bio, Inc. Series B	4/23/21	3,914

Boundless Bio, Inc. Series C	4/05/23	5,057

Bowery Farming, Inc. Series C1	5/18/21	7,888

Bowery Farming, Inc. Series D1	10/25/23	670

Bowery Farming, Inc. warrants	10/25/23	0

Bright Peak Therapeutics AG Series B	5/14/21	4,972

ByteDance Ltd. Series E1	11/18/20	44,208

Canva, Inc. Series A	9/22/23	3,594

Canva, Inc. Series A2	9/22/23	652

Caris Life Sciences, Inc.	10/06/22	5,190

Caris Life Sciences, Inc. Series D	5/11/21	10,004

Castle Creek Biosciences, Inc. Series A4	9/29/16	15,506

Castle Creek Biosciences, Inc. Series B	10/09/18	6,920

Castle Creek Biosciences, Inc. Series C	12/09/19	5,395

Castle Creek Biosciences, Inc. Series D1	4/19/22	4,240

Castle Creek Biosciences, Inc. Series D2	6/28/21	1,087

Cellanome, Inc. Series B	1/08/24	7,790

Circle Internet Financial Ltd. Series E	5/11/21	9,813

Cleerly, Inc. Series C	7/08/22	11,581

Conformal Medical, Inc. Series C	7/24/20	3,913

Conformal Medical, Inc. Series D	5/26/23	421

CoreWeave, Inc.	11/29/23	31,622

Cyclerion Therapeutics, Inc.	4/02/19	8,052

Databricks, Inc. Series G	2/01/21	14,798

Databricks, Inc. Series H	8/31/21	20,074

Dataminr, Inc. Series D	2/18/15 - 3/06/15	22,617

Deep Genomics, Inc. Series C	7/21/21	9,894

Diamond Foundry, Inc. Series C	3/15/21	40,911

Dianthus Therapeutics, Inc. (unlisted)	5/03/23 - 1/22/24	9,042

Discord, Inc. Series I	9/15/21	3,854

DNA Script	12/17/21	1,788

DNA Script Series B	12/17/21	18

DNA Script Series C	10/01/21	9,466

Dragonfly Therapeutics, Inc.	12/19/19	12,746

Element Biosciences, Inc. Series B	12/13/19	5,745

Element Biosciences, Inc. Series C	6/21/21	9,869

ElevateBio LLC Series C	3/09/21	6,436

Enevate Corp. Series E	1/29/21	4,510

Enevate Corp. 6%	11/02/23	212

Epic Games, Inc.	7/13/20 - 7/30/20	29,786

Evozyne, Inc. Series A	4/09/21	9,992

Evozyne, Inc. Series B	9/14/23	3,841

Evozyne, Inc. 6% 9/13/28 pay-in-kind	9/14/23 - 12/13/23	3,911

Fanatics, Inc. Class A	8/13/20 - 10/24/22	21,636

Faraday Pharmaceuticals, Inc. Series B	12/30/19	843

Farmers Business Network, Inc. warrants 9/27/33	9/29/23	0

Farmers Business Network, Inc. Series G	9/15/21	1,763

Farmers Business Network, Inc. 15% 9/28/25	9/29/23	739

Fog Pharmaceuticals, Inc. Series D	11/17/22	9,509

Fog Pharmaceuticals, Inc. Series E	2/29/24	3,058

Freenome, Inc. Series C	8/14/20	5,958

Freenome, Inc. Series D	11/22/21	3,789

Galvanize Therapeutics Series B	3/29/22	7,518

Galvanize Therapeutics 6% 2/28/27	2/28/24	2,719

Generate Biomedicines Series B	11/02/21	9,726

Generate Biomedicines Series C	6/05/23	3,148

Genesis Therapeutics, Inc. Series B	8/10/23	8,452

GoBrands, Inc. Series G	3/02/21	31,386

GoBrands, Inc. Series H	7/22/21	40,524

Inscripta, Inc. Series D	11/13/20	7,724

Inscripta, Inc. Series E	3/30/21	9,594

Intarcia Therapeutics, Inc. Series CC	11/14/12	14,331

Intarcia Therapeutics, Inc. Series DD	3/17/14	50,000

Intarcia Therapeutics, Inc. 6%	2/26/19	13,682

JUUL Labs, Inc. Class A	7/06/18 - 2/23/24	9,162

JUUL Labs, Inc. Series E	7/06/18	650

Kardium, Inc. Series D6	12/30/20	5,992

Kardium, Inc. 0%	12/30/20	8,368

Kartos Therapeutics, Inc. Series C	8/22/23	6,936

Korro Bio, Inc.	7/14/23	3,315

Laronde, Inc. Series B	8/13/21	9,646

LifeMine Therapeutics, Inc. Series C	2/15/22	15,874

Lightmatter, Inc. Series C	5/19/23	6,713

Lightmatter, Inc. Series C2	12/18/23	1,666

Medical Microinstruments, Inc. warrants 2/16/31	2/16/24	0

Medical Microinstruments, Inc. Series C	2/16/24	7,100

Meesho Series F	9/21/21	23,719

Menlo Micro, Inc. Series C	2/09/22	5,863

MOD Super Fast Pizza Holdings LLC Series 3	11/03/16 - 5/15/19	11,557

National Resilience, Inc. Series B	12/01/20	17,449

National Resilience, Inc. Series C	6/28/21	16,831

Neutron Holdings, Inc.	2/04/21	15

Neutron Holdings, Inc. Series 1D	1/25/19	4,339

Neutron Holdings, Inc. 4% 5/22/27	6/04/20	3,596

Neutron Holdings, Inc. 4% 6/12/27	6/12/20	743

Neutron Holdings, Inc. 5.5% 10/29/26	10/29/21 - 10/27/23	8,139

Odyssey Therapeutics, Inc. Series B	9/30/22	8,203

Odyssey Therapeutics, Inc. Series C	10/25/23	4,952

Omada Health, Inc. Series E	12/22/21	15,336

Paragon Biosciences Emalex Capital, Inc. Series B	9/18/19	4,240

Paragon Biosciences Emalex Capital, Inc. Series C	2/26/21	5,992

Paragon Biosciences Emalex Capital, Inc. Series D1	10/21/22	8,168

Paragon Biosciences Emalex Capital, Inc. Series D2	5/18/22	1,190

Pine Labs Private Ltd.	6/30/21	1,536

Pine Labs Private Ltd. Series 1	6/30/21	3,671

Pine Labs Private Ltd. Series A	6/30/21	917

Pine Labs Private Ltd. Series B	6/30/21	998

Pine Labs Private Ltd. Series B2	6/30/21	807

Pine Labs Private Ltd. Series C	6/30/21	1,502

Pine Labs Private Ltd. Series C1	6/30/21	316

Pine Labs Private Ltd. Series D	6/30/21	338

PrognomIQ, Inc. Series A5	8/20/20	225

PrognomIQ, Inc. Series B	9/11/20	2,540

PrognomIQ, Inc. Series C	2/16/22	890

Quell Therapeutics Ltd. Series B	11/24/21	7,315

Rad Power Bikes, Inc.	1/21/21	5,705

Rad Power Bikes, Inc. warrants 10/6/33	10/06/23	0

Rad Power Bikes, Inc. Series A	1/21/21	744

Rad Power Bikes, Inc. Series C	1/21/21	2,926

Rad Power Bikes, Inc. Series D	9/17/21	10,267

Rad Power Bikes, Inc. 8% 12/31/25	10/06/23	986

Rapport Therapeutics, Inc. Series B	8/11/23	7,413

Reddit, Inc. Series B	7/26/17	5,456

Reddit, Inc. Series E	5/18/21	1,028

Reddit, Inc. Series F	8/11/21	7,106

Redwood Materials Series C	5/28/21	3,795

Redwood Materials Series D	6/02/23	895

Retym, Inc. Series C	5/17/23 - 6/20/23	5,185

SalioGen Therapeutics, Inc. Series B	12/10/21	5,471

Saluda Medical, Inc. warrants 1/20/27	1/20/22	0

Saluda Medical, Inc. Series D	1/20/22	7,416

Saluda Medical, Inc. Series E	4/06/23	6,456

Scholar Rock Holding Corp. warrants 12/31/25	6/17/22	0

Scorpion Therapeutics, Inc. Series B	1/08/21	3,207

SiMa.ai Series B	5/10/21	8,184

SiMa.ai Series B1	4/25/22	758

Skyhawk Therapeutics, Inc.	5/21/21	9,904

Skyryse, Inc. Series B	10/21/21	14,029

Sonoma Biotherapeutics, Inc. Series B	7/26/21	4,936

Sonoma Biotherapeutics, Inc. Series B1	7/26/21	3,949

Space Exploration Technologies Corp. Class A	10/16/15	31,727

Space Exploration Technologies Corp. Series G	1/20/15	16,753

Spyre Therapeutics, Inc.	6/22/23 - 12/07/23	3,632

Stripe, Inc. Class B	5/18/21	8,246

Stripe, Inc. Series H	3/15/21	3,539

T-Knife Therapeutics, Inc. Series B	6/30/21	5,741

Tango Therapeutics, Inc.	8/09/23	2,800

Tenstorrent Holdings, Inc. Series C1	4/23/21	10,596

Tenstorrent Holdings, Inc. 5% 11/6/25	11/06/23	3,060

The Beauty Health Co.	12/08/20	28,847

The Oncology Institute, Inc.	6/28/21	18,151

Tory Burch LLC Class B	12/31/12 - 5/14/15	83,135

Treeline Biosciences Series A	7/30/21 - 10/27/22	10,545

Treeline Biosciences Series A1	10/27/22	3,997

VAST Data Ltd. Series A	11/28/23	3,500

VAST Data Ltd. Series A1	11/28/23	8,616

VAST Data Ltd. Series A2	11/28/23	9,911

VAST Data Ltd. Series B	11/28/23	7,886

VAST Data Ltd. Series C	11/28/23	230

VAST Data Ltd. Series E	11/28/23	15,072

Waymo LLC Series A2	5/08/20	3,844

Wugen, Inc. Series B	7/09/21	3,827

X Holdings Corp. Class A	10/27/21	8,414

Xsight Labs Ltd. warrants 1/11/34	1/11/24	0

Xsight Labs Ltd. Series D	2/16/21	6,300

Xsight Labs Ltd. Series D1	1/11/24	1,605

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	735	740,409	674,001	1,071	-	-	67,143	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	682,440	550,398	575,732	1,185	-	-	657,106	2.1%
Total	683,175	1,290,807	1,249,733	2,256	-	-	724,249

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Nutanix, Inc. Class A	525,353	8,800	7,050	-	3,575	241,996	772,674
Presbia PLC	-	-	-	-	-	-	-
The Beauty Health Co.	5,008	7,071	117	-	55	2,237	14,254
The Beauty Health Co.	7,385	-	-	-	-	2,221	9,606
Total	537,746	15,871	7,167	-	3,630	246,454	796,534

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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